Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / bbl	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Reclamation Fund Contributions, BOE (in cad per BOE) | $ / bbl	0.40
Reclamation Fund Contributions | $	$ 27.6
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		16 years